INCOME TAXES (Schedule of Current and Deferred Components) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INCOME TAXES
Current tax benefit (expense)	¥ (4)	$ (1)		¥ 19,258
Deferred tax benefit	3,658	561	¥ 7,642	344
Income tax benefit	¥ 3,654	$ 560	¥ 7,642	¥ 19,602